Capital Advisors Growth Fund
Schedule of Investments
at September 30, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS - 88.84%
	Asset Management - 2.53%
3,055	BlackRock, Inc.	$2,562,106

	Auto Manufacturers - 2.34%
45,000	General Motors Co.*	2,371,950

	Auto Parts - 1.58%
21,295	Magna International, Inc.#	1,602,236

	Banks - Diversified - 2.83%
40,800	Citigroup, Inc.	2,863,344

	Banks - Global - 3.54%
21,939	JPMorgan Chase & Co.	3,591,195

	Biotechnology - 1.04%
6,520	Beam Therapeutics, Inc.*	567,305
3,600	Intellia Therapeutics, Inc.*	482,940
		1,050,245

	Business Services - 2.00%
9,080	Visa, Inc. - Class A	2,022,570

	Business Software & Services - 5.34%
19,200	Microsoft Corp.	5,412,864

	Catalog & Mail Order Houses - 4.07%
1,255	Amazon.com, Inc.*	4,122,725

	Credit Services - 2.76%
10,750	PayPal Holdings, Inc.*	2,797,257

	Copper - 1.32%
41,000	Freeport-McMoRan, Inc.	1,333,730

	Diagnostics & Research - 7.38%
11,800	Danaher Corp.	3,592,392
6,800	Thermo Fisher Scientific, Inc.	3,885,044
		7,477,436
	Discount Stores - 1.77%
8,470	Dollar General Corp.	1,796,826

	Electronic Gaming & Multimedia - 0.79%
2,520	Sea Ltd. - ADR*	803,200

	Farm & Heavy Construction Machinery - 1.94%
24,965	PACCAR, Inc.	1,970,238

	Grocery Stores - 2.15%
53,825	Kroger Co.	2,176,145

	Health Care Plans - 2.59%
6,725	UnitedHealth Group, Inc.	2,627,726

	Health Information Services - 0.66%
5,251	Teladoc Health, Inc.*	665,879

	Information Technology Services - 3.74%
11,840	Accenture Plc - Class A#	3,787,853

	Insurance - Diversified - 2.29%
8,500	Berkshire Hathaway, Inc. - Class B*	2,319,990

	Insurance - Property & Casualty - 0.30%
4,500	Lemonade, Inc.*	301,545

	Internet Information Providers - 6.01%
410	Alphabet, Inc. - Class A*	1,096,143
1,875	Alphabet, Inc. - Class C*+	4,997,456
		6,093,599
	Medical Devices - 1.95%
7,475	Stryker Corp.	1,971,307

	Medical Instruments & Supplies - 1.71%
1,741	Intuitive Surgical, Inc.*	1,730,815

	Oil & Gas E&P - 1.84%
11,195	Pioneer Natural Resources Co.	1,864,079

	Personal Computers - 4.47%
32,040	Apple, Inc.	4,533,660

	Personal Products - 2.76%
20,038	Procter & Gamble Co.	2,801,312

	Processed & Packaged Goods - 2.62%
17,639	PepsiCo, Inc.	2,653,082

	Real Estate Development - 3.10%
58,660	Brookfield Asset Management, Inc. - Class A#	3,138,897

	Scientific Research & Development Services - 0.61%
5,515	CRISPR Therapeutics AG#*	617,294

	Semiconductor Equipment & Materials - 5.18%
12,120	Applied Materials, Inc.	1,560,208
12,440	NVIDIA Corp.	2,577,070
5,665	NXP Semiconductors N.V.#	1,109,604
		5,246,882
	Specialty Industrial Machinery - 2.55%
12,215	Honeywell International, Inc.	2,593,000

	Waste Management - 3.08%
20,910	Waste Management, Inc.	3,123,118
	Total Common Stocks (Cost $52,007,312)	90,024,105

	EXCHANGE-TRADED FUND - 1.53%
12,380	SPDR S&P Biotech ETF	1,556,290
	Total Exchange-Traded Fund (Cost $1,220,652)	1,556,290

	MONEY MARKET FUND - 9.62%
9,746,638	First American Government Obligations Fund, Class X, 0.03%† (Cost $9,746,638)	9,746,638
	Total Investments in Securities (Cost $62,974,602) - 99.99%	101,327,033
	Other Assets in Excess of Liabilities - 0.01%	7,222
	Net Assets - 100.00%	$101,334,255

	* Non-income producing security.
	# U.S. traded security of a foreign issuer.
	† Rate shown is the 7-day annualized yield as of September 30, 2021.
	+ Non-voting shares.
	ADR - American Depository Receipt
	ETF - Exchange-Traded Fund

Capital Advisors Growth Fund
Summary of Fair Value Disclosure at September 30, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2021:

	Level 1	Level 2	Level 3	Total

Common Stocks
Basic Materials	$1,333,730	$-	$-	$1,333,730
Communication Services	803,200	-	-	803,200
Consumer Cyclical	3,974,186	-	-	3,974,186
Consumer Defensive	3,972,971	-	-	3,972,971
Consumer Goods	5,454,394	-	-	5,454,394
Energy	1,864,079	-	-	1,864,079
Financial	19,596,904	-	-	19,596,904
Healthcare	16,140,702	-	-	16,140,702
Industrial	7,686,356	-	-	7,686,356
Services	5,682,933	-	-	5,682,933
Technology	23,514,650	-	-	23,514,650
Total Common Stocks	90,024,105	-	-	90,024,105
Exchange-Traded Fund	1,556,290	-	-	1,556,290
Money Market Fund	9,746,638	-	-	9,746,638
Total Investments in Securities	$101,327,033	$-	$-	$101,327,033

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.